Redeemable Preferred Stock - Additional Information (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 13, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Common stock share split ratio	0.7396
Cumulative dividends accrued		$ 19,687,856
IPO
Temporary Equity [Line Items]
Debt conversion converted instrument shares issued	11,067,090
Redeemable Preferred Stock Series B
Temporary Equity [Line Items]
Dividend rate percentage		15.00%
Dividends accrued		4,271,550		4,215,230	3,638,052
Cumulative dividends accrued	23,840,008
Redeemable Preferred Stock Series B | IPO
Temporary Equity [Line Items]
Redeemed outstanding shares value	34,998,957
Redeemable Preferred Stock Series C
Temporary Equity [Line Items]
Dividend rate percentage		8.00%
Dividends accrued		7,014,643		4,380,274	4,315,396
Cumulative dividends accrued		12,672,925
Loss to common shareholders		82,654,683
Proceeds received		$ 64,341,539	[1]
Redeemable Preferred Stock Series C | IPO
Temporary Equity [Line Items]
Debt conversion converted instrument shares issued	1,832,531
Convertible preferred stock shares issued upon conversion	2,477,756

[1]	Represents the cash proceeds received, net of issuance costs, by the company from Series C investors throughout the life of the security.